Label	Element	Value
NYLI Fiera SMID Growth Fund
Risk/Return:	oef_RiskReturnAbstract
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

Supplement dated May 1, 2026 (“Supplement”) to the
Summary Prospectuses and Prospectuses dated August 28, 2025, as supplemented,
Summary Prospectuses and Prospectuses dated February 28, 2026, as supplemented,
Summary Prospectus and Prospectus dated March 30, 2026, as supplemented, and Statement of Additional Information (“SAI”) dated February 28, 2026, as amended

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectuses, Prospectuses, and SAI.

 The Board of Trustees of New York Life Investments Funds and New York Life Investments Funds Trust (each a “Trust”) considered and approved the following changes, which will occur on or around August 28, 2026.

The name of each Trust will change as follows:

CURRENT TRUST NAME	NEW TRUST NAME
New York Life Investments Funds	NYLIM Funds
New York Life Investments Funds Trust	NYLIM Funds Trust

The name of each Fund will change as follows:

CURRENT FUND NAME	NEW FUND NAME
NYLI Balanced Fund	NYLIM Balanced Fund
NYLI Candriam Emerging Markets Debt Fund	NYLIM Candriam Emerging Markets Debt Fund
NYLI Candriam Emerging Markets Equity Fund	NYLIM Candriam Emerging Markets Equity Fund
NYLI CBRE Global Infrastructure Fund	NYLIM CBRE Global Infrastructure Fund
NYLI CBRE Real Estate Fund	NYLIM CBRE Real Estate Fund
NYLI Conservative ETF Allocation Fund	NYLIM Conservative ETF Allocation Fund

CURRENT FUND NAME	NEW FUND NAME
NYLI Conservative Allocation Fund	NYLIM Conservative Allocation Fund
NYLI Cushing® MLP Premier Fund	NYLIM Cushing® MLP Premier Fund
NYLI Epoch Capital Growth Fund	NYLIM Epoch Capital Growth Fund
NYLI Epoch Global Equity Yield Fund	NYLIM Epoch Global Equity Yield Fund
NYLI Epoch International Choice Fund	NYLIM Epoch International Choice Fund
NYLI Epoch U.S. Equity Yield Fund	NYLIM Epoch U.S. Equity Yield Fund
NYLI Equity Allocation Fund	NYLIM Equity Allocation Fund
NYLI Equity ETF Allocation Fund	NYLIM Equity ETF Allocation Fund
NYLI Fiera SMID Growth Fund	NYLIM Fiera SMID Growth Fund
NYLI Floating Rate Fund	NYLIM Floating Rate Fund
NYLI Growth Allocation Fund	NYLIM Growth Allocation Fund
NYLI Growth ETF Allocation Fund	NYLIM Growth ETF Allocation Fund
NYLI Income Builder Fund	NYLIM Income Builder Fund
NYLI MacKay Arizona Muni Fund	NYLIM MacKay Arizona Muni Fund
NYLI MacKay California Muni Fund	NYLIM MacKay California Muni Fund
NYLI MacKay Colorado Muni Fund	NYLIM MacKay Colorado Muni Fund
NYLI MacKay Convertible Fund	NYLIM MacKay Convertible Fund
NYLI MacKay High Yield Corporate Bond Fund	NYLIM MacKay High Yield Corporate Bond Fund
NYLI MacKay High Yield Muni Bond Fund	NYLIM MacKay High Yield Muni Bond Fund
NYLI MacKay New York Muni Fund	NYLIM MacKay New York Muni Fund
NYLI MacKay Oregon Muni Fund	NYLIM MacKay Oregon Muni Fund
NYLI MacKay Short Duration High Income Fund	NYLIM MacKay Short Duration High Income Fund
NYLI MacKay Short Term Muni Fund	NYLIM MacKay Short Term Muni Fund
NYLI MacKay Strategic Bond Fund	NYLIM MacKay Strategic Bond Fund
NYLI MacKay Strategic Muni Allocation Fund	NYLIM MacKay Strategic Muni Allocation Fund
NYLI MacKay Tax Free Bond Fund	NYLIM MacKay Tax Free Bond Fund
NYLI MacKay Total Return Bond Fund	NYLIM MacKay Total Return Bond Fund
NYLI MacKay U.S. Infrastructure Bond Fund	NYLIM MacKay U.S. Infrastructure Bond Fund
NYLI MacKay Utah Muni Fund	NYLIM MacKay Utah Muni Fund
NYLI Moderate Allocation Fund	NYLIM Moderate Allocation Fund
NYLI Moderate ETF Allocation Fund	NYLIM Moderate ETF Allocation Fund
NYLI Money Market Fund	NYLIM Money Market Fund
NYLI PineStone Global Equity Fund	NYLIM PineStone Global Equity Fund
NYLI PineStone International Equity Fund	NYLIM PineStone International Equity Fund
NYLI PineStone U.S. Equity Fund	NYLIM PineStone U.S. Equity Fund
NYLI S&P 500 Index Fund	NYLIM S&P 500 Index Fund
NYLI Short Term Bond Fund	NYLIM Short Term Bond Fund
NYLI U.S. Government Liquidity Fund	NYLIM U.S. Government Liquidity Fund
NYLI Winslow Large Cap Growth Fund	NYLIM Winslow Large Cap Growth Fund
NYLI WMC Enduring Capital Fund	NYLIM WMC Enduring Capital Fund
NYLI WMC Growth Fund	NYLIM WMC Growth Fund
NYLI WMC International Research Equity Fund	NYLIM WMC International Research Equity Fund
NYLI WMC Small Companies Fund	NYLIM WMC Small Companies Fund
NYLI WMC Value Fund	NYLIM WMC Value Fund

 [End of Supplement Data]

Risk/Return [Heading]	oef_RiskReturnHeading	NYLI Fiera SMID Growth Fund